Submission	Feb. 20, 2025
Submission [Line Items]
Central Index Key	0001307748
Registrant Name	InvenTrust Properties Corp.
Registration File Number	333-285073
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES